As filed with the U.S. Securities and Exchange Commission on November 8, 2013

File No. 333-40455

File No. 811-08495

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Post-Effective Amendment No. 149	☒

and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 150

(Check appropriate box or boxes)

NATIONWIDE MUTUAL FUNDS

(EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

1000 CONTINENTAL DRIVE, SUITE 400

KING OF PRUSSIA, PENNSYLVANIA 19406

(ADDRESS OF PRINCIPAL EXECUTIVE OFFICE) (ZIP CODE)

Registrant’s Telephone Number, including Area Code: (610) 230-1300

Send Copies of Communications to:

ALLAN J. OSTER, ESQ.	PRUFESH R. MODERA, ESQ.
1000 CONTINENTAL DRIVE, SUITE 400	STRADLEY RONON STEVENS & YOUNG, LLP
KING OF PRUSSIA, PENNSYLVANIA 19406	1250 CONNECTICUT AVENUE, N.W., SUITE 500
(NAME AND ADDRESS OF AGENT FOR SERVICE)	WASHINGTON, DC 20036

Approximate Date of Proposed Public Offering: As soon as practicable following effective date.

It is proposed that this filing will become effective (check appropriate box):

☒	immediately upon filing pursuant to paragraph (b)
☐	on (date) pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment Nos. 149/150 to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the Township of Upper Merion, and Commonwealth of Pennsylvania, as of this 8th day of November, 2013.

NATIONWIDE MUTUAL FUNDS (Registrant)

By:	/s/ Allan J. Oster
Allan J. Oster, Attorney-in-Fact for Registrant

PURSUANT TO THE REQUIREMENTS OF THE SECURITIES ACT OF 1933, POST-EFFECTIVE AMENDMENT NOS. 149/150 TO THIS REGISTRATION STATEMENT OF NATIONWIDE MUTUAL FUNDS HAS BEEN SIGNED BELOW BY THE FOLLOWING PERSONS IN THE CAPACITIES INDICATED AND ON THE 8TH DAY OF NOVEMBER, 2013.

Signature & Title	Date
President and Chief Executive Officer /s/ Michael S. Spangler*	November 8, 2013
Michael S. Spangler
Principal Accounting and Financial Officer Treasurer and Chief Financial Officer /s/ Joseph Finelli*	November 8, 2013
Joseph Finelli

/s/ Charles E. Allen*	November 8, 2013
Charles E. Allen, Trustee

/s/ Paula H.J. Cholmondeley*	November 8, 2013
Paula H.J. Cholmondeley, Trustee

/s/ Phyllis Kay Dryden*	November 8, 2013
Phyllis Kay Dryden, Trustee

/s/ Barbara L. Hennigar*	November 8, 2013
Barbara L. Hennigar, Trustee

/s/ Barbara I. Jacobs*	November 8, 2013
Barbara I. Jacobs, Trustee

/s/ Keith F. Karlawish*	November 8, 2013
Keith F. Karlawish, Trustee

/s/ Carol A. Kosel*	November 8, 2013
Carol A. Kosel, Trustee

/s/ Douglas F. Kridler*	November 8, 2013
Douglas F. Kridler, Trustee

/s/ David C. Wetmore*	November 8, 2013
David C. Wetmore, Trustee and Chairman

* BY:	/s/ Allan J. Oster
Allan J. Oster, Attorney-in-Fact for Registrant

EXHIBIT INDEX

Index No.	Description of Exhibit

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CALC	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase